Common Shares (Tables)	12 Months Ended
Jan. 31, 2025
Common Shares
Summarizes the continuity of Special Warrants
	Allocated To		Number of
Issuance Dates of Convertible Debentures	Common Shares $	Warrants $	Common Shares Issued	Warrants

December 31, 2023	323,883	-	3,035,342	3,035,342
February 29, 2024	36,394	-	350,000	350,000
March 28, 2024	310,296	-	2,983,699	2,983,699
April 30, 2024	31,607	-	300,000	300,000

	702,180	-	6,669,041	6,669,041